Income Taxes - Schedule of Provision of Income Taxes (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(6.90%)	(6.00%)
Non-deductible items	(1.00%)	(0.10%)
Change in valuation allowance	28.90%	27.90%
Provision for income taxes	0.00%	0.00%